united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

Athena Behavioral Tactical Fund

Class I Shares (ATVIX)

Annual Shareholder Report - April 30, 2025

Fund Overview

This annual shareholder report contains important information about Athena Behavioral Tactical Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.atvfund.com. You can also request this information by contacting us at 1-833-653-0575. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$111	1.26%

How did the Fund perform during the reporting period?

The Athena Behavioral Tactical Fund (“the Fund”) utilizes patented behavioral market indicators to gauge and select broad market exposure among various equity markets, market capitalization or cash each month. The portfolio invests in positions within US small-cap, US large-cap, or international equities when market indicators are strong. In certain circumstances the exposure may be twice the market to enhance returns. During weak conditions, the Fund can move to 100% cash.

The Fund's Class I Shares declined 24.03% for the 12-month period ended April 30, 2025. The Fund’s benchmark, the MSCI All Country World Index (ACWI), gained 11.84%, an underperformance of 35.87%.

The Fund began the fiscal year on May 1, 2024, in a 100% US Small Cap position, which it held until May 13, 2024. At that point,the behavioral market barometer signals, which drive the Fund’s investment positioning, indicated a 100% investment in international developed equities. The Fund maintained this position through October 15, when the US Small Cap barometer strengthened to a very high reading and the Fund switched to a 200% leveraged position in US small cap stocks, which it held through the end of the period. While the Fund market-performed while holding the international equity positioning, the Fund dramatically underperformed while it was in the leveraged US small cap position. US small caps fell out of favor versus large caps and international developed equities due to tariff uncertainty and the pause in further Federal Reserve interest rate cuts.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Athena Behavioral Tactical Fund
MSCI ACWI Net
S&P 500® Index
$325,000
$260,000
$195,000
$130,000
$65,000
$0
$313,494
$225,239
$122,176
May-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025

	Athena Behavioral Tactical Fund	MSCI ACWI Net	S&P 500® Index
May-2015	$100,000	$100,000	$100,000
Apr-2016	$95,006	$92,873	$99,288
Apr-2017	$102,028	$106,929	$117,079
Apr-2018	$111,177	$122,075	$132,611
Apr-2019	$110,952	$128,255	$150,506
Apr-2020	$105,178	$121,897	$151,805
Apr-2021	$190,530	$177,657	$221,608
Apr-2022	$158,386	$167,991	$222,080
Apr-2023	$155,482	$171,453	$227,997
Apr-2024	$160,824	$201,394	$279,665
Apr-2025	$122,176	$225,239	$313,494

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 15, 2015)
Athena Behavioral Tactical Fund	-24.03%	3.04%	2.03%
MSCI ACWI Net	11.84%	13.07%	8.49%
S&P 500® Index	12.10%	15.61%	12.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,987,060
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	234%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.0%
Equity	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra Russell2000	99.0%
First American Treasury Obligations Fund, Class X	0.7%
Fidelity Treasury Portfolio, Class I	0.3%

Material Fund Changes

The Board of Trustees of Northern Lights Fund Trust (the “Board”) has determined based on the recommendation of the Adviser of the Fund, that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares on July 7, 2025.

Athena Behavioral Tactical Fund

Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.atvfund.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 043025-ATVIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $16,600

2024 - $16,600

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $3,900

2024 – $3,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended April 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended April 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Athena Behavioral Tactical Fund

Class I Shares: ATVIX

Annual Financial Statements
and Additional Information

April 30, 2025

ATHENA BEHAVIORAL TACTICAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 99.0%
	EQUITY - 99.0%
415,000	ProShares Ultra Russell2000 (Cost $18,388,049)	$12,865,000

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
33,472	Fidelity Treasury Portfolio, Class I, 4.20%(a)	33,472
92,796	First American Treasury Obligations Fund, Class X, 4.24%(a)	92,796
	TOTAL MONEY MARKET FUNDS (Cost $126,268)	126,268

	TOTAL SHORT-TERM INVESTMENTS (Cost $126,268)	126,268

	TOTAL INVESTMENTS - 100.0% (Cost $18,514,317)	$12,991,268
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(4,208)
	NET ASSETS - 100.0%	$12,987,060

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(b)	Percentage rounds to greater than (0.1)%.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025

ASSETS
Investments (cost $18,514,317)	$12,991,268
Receivable due from Adviser	12,034
Receivable for Fund shares sold	11,995
Dividends and interest receivable	374
Prepaid expenses and other assets	1,608
TOTAL ASSETS	13,017,279

LIABILITIES
Audit fees payable	20,510
Payable to related parties	6,602
Payable for Fund shares redeemed	190
Accrued expenses and other liabilities	2,917
TOTAL LIABILITIES	30,219
NET ASSETS	$12,987,060

Net Assets Consist Of:
Paid in capital	$25,681,535
Accumulated deficit	(12,694,475)
NET ASSETS	$12,987,060

Net Asset Value Per Share:
Class I Shares:
Net Assets	$12,987,060
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,755,803
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.40

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2025

INVESTMENT INCOME
Dividend income	$505,238
Interest income	12,871
TOTAL INVESTMENT INCOME	518,109

EXPENSES
Investment advisory fees	194,645
Distribution (12b-1) fees:
Class A *	324
Transfer agent fees	62,256
Registration fees	42,117
Administrative services fees	39,447
Compliance officer fees	23,228
Audit and tax fees	21,287
Trustees fees and expenses	20,791
Legal fees	20,779
Accounting services fees	20,603
Printing and postage expenses	12,807
Third party administrative servicing fees	12,084
Custodian fees	7,847
Insurance expense	2,934
Other expenses	3,745
TOTAL EXPENSES	484,894
Less: Fees waived and expenses reimbursed by the adviser	(239,811)
NET EXPENSES	245,083
NET INVESTMENT INCOME	273,026

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	552,272
Net change in unrealized depreciation on investments	(6,043,773)
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS	(5,491,501)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,218,475)

*	Class A shares were converted to Class I shares on July 26, 2024.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2025	April 30, 2024
FROM OPERATIONS
Net investment income	$273,026	$316,205
Net realized gain (loss) on investments	552,272	(148,939)
Net change in unrealized appreciation (depreciation) on investments	(6,043,773)	520,724
Net increase (decrease) in net assets resulting from operations	(5,218,475)	687,990

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid :
Class A	—	(14,605)
Class I	(279,810)	(728,864)
Net decrease in net assets resulting from distributions to shareholders	(279,810)	(743,469)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	305	74,931
Class I *	9,666,634	5,745,936
Net asset value of shares issued in reinvestment of distributions:
Class A	—	14,333
Class I	249,821	644,879
Payments for shares redeemed:
Class A *	(534,273)	(191,429)
Class I	(12,311,438)	(19,260,338)
Net decrease in net assets resulting from shares of beneficial interest	(2,928,951)	(12,971,688)

TOTAL DECREASE IN NET ASSETS	(8,427,236)	(13,027,167)

NET ASSETS
Beginning of Year	21,414,296	34,441,463
End of Year	$12,987,060	$21,414,296

Class A:
Shares Sold	29	8,225
Shares Reinvested	—	1,421
Shares Redeemed *	(51,419)	(19,918)
Net decrease in shares of beneficial interest outstanding	(51,390)	(10,272)

Class I:
Shares Sold *	892,378	596,789
Shares Reinvested	24,833	64,040
Shares Redeemed	(1,280,329)	(1,988,416)
Net decrease in shares of beneficial interest outstanding	(363,118)	(1,327,587)

*	50,077 Class A shares converted into 50,081 Class I shares, amounting to $520,406, on July 26, 2024.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class I	April 30, 2025		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
Net asset value, beginning of year	$9.87		$9.82	$10.02	$15.73	$8.72
Activity from investment operations:
Net investment income (loss) (1)	0.14		0.12	0.17	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.48)		0.22	(0.35)	(2.15)	7.17
Total from investment operations	(2.34)		0.34	(0.18)	(2.21)	7.06
Less distributions from:
Net investment income	(0.13)		(0.29)	(0.02)	—	(0.05)
Net realized gains	—		—	—	(3.50)	—
Total distributions	(0.13)		(0.29)	(0.02)	(3.50)	(0.05)
Net asset value, end of year	$7.40		$9.87	$9.82	$10.02	$15.73
Total return (2)	(24.03)%		3.44%	(1.83)%	(16.87)%	81.15%
Net assets, at end of year (000s)	$12,987		$20,907	$33,836	$37,529	$35,257
Ratio of gross expenses to average
net assets (3)	2.49	% (5)	2.31%	1.94%	1.79%	2.25%
Ratio of net expenses to average
net assets	1.26	% (5)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss)
to average net assets (4)	1.38%		1.18%	1.70%	(0.43)%	(0.98)%
Portfolio Turnover Rate	234%		45%	0%	230%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the adviser not waived fees and reimbursed expenses.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Includes 0.01% for the year ended April 30, 2025 attributed to custody overdraft fees which is not subject to waiver by the adviser.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2025

1.	ORGANIZATION

The Athena Behavioral Tactical Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on May 15, 2015. The Fund’s investment objective is to seek capital appreciation. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund currently offers Class I shares. The Fund also has Class C shares which were not offered during the period. Class C and Class I shares are offered at net asset value (“NAV”). Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Effective at the close of business on July 26, 2024, all outstanding Class A shares of the Fund were converted to Class I shares of the Fund and Class A shares of the Fund were no longer offered for sale to new investors. Class A shares had commenced operations on May 15, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional -sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2025 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$12,865,000	$—	$—	$12,865,000
Short-Term Investments	126,268	—	—	126,268
Total	$12,991,268	$—	$—	$12,991,268

The Fund did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for industry classification.

Exchange-Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

positions taken on returns filed for the open tax years ended April 30, 2022 to April 30, 2024, or expected to be taken in the Fund’s April 30, 2025 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $44,631,378 and $47,471,259, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

AthenaInvest Advisors LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the year ended April 30, 2025, the Fund incurred advisory fees of $194,645.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until August 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles) or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser) do not exceed 2.25% per annum of Class C shares average daily net assets

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

and 1.25% per annum of Class I shares average daily net assets (the “Expense Limitation”). For the year ended April 30, 2025, the Adviser waived fees and reimbursed expenses of $239,811, which is inclusive of Class A shares waived fees prior to conversion of shares, pursuant to the Waiver Agreement.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class C and Class I shares are subsequently less than the Expense Limitation, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If the Fund’s Operating Expenses attributable to the Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement on 60 days’ written notice to the Adviser.

The following amount is subject to recapture by the Adviser by the following date:

April 30, 2026	April 30, 2027	April 30, 2028
$249,883	$285,777	$239,811

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares are not covered under the Plans. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the year ended April 30, 2025, the Fund paid $324 to the Distributor for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the year ended April 30, 2025, the Distributor received $0 from front-end sales charge of which $ 0 was retained by the Distributor or other affiliated broker-dealers. Effective at the close of business on July 26, 2024, all outstanding Class A shares of the Fund were converted to Class I shares of the Fund and Class A shares of the Fund were no longer offered for sale to new investors.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2025	April 30, 2024
Ordinary Income	$279,810	$743,469
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$279,810	$743,469

As of April 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(1,229,818)	$(5,941,608)	$—	$(5,523,049)	$(12,694,475)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $33,944.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,195,874.

At April 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$5,941,608	$—	$5,941,608	$1,748,146

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2025

Permanent book and tax differences, primarily attributable to tax adjustments for distributions in excess, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2025, as follows:

Paid In	Accumulated
Capital	Deficit
$(9,110)	$9,110

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$18,514,317	$—	$(5,523,049)	$(5,523,049)

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the ProShares Ultra Russell2000 (“UWM”). The Fund may redeem its investment in UWM at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The Fund’s performance will be directly affected by the performance of UWM. The financial statements of UWM, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2025, the Fund’s investment in UWM represented 99.0% of the Fund’s net assets.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of April 30, 2025, Charles Schwab and National Financial Services held 42.2% and 35.6%, respectively, of the voting securities of the Fund and may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

The Board has determined based on the recommendation of the Adviser, that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares on July 7, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Athena Behavioral Tactical Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Athena Behavioral Tactical Fund (the Fund), including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Emphasis of a Matter

As described in Note 9 to the financial statements, the Board of Trustees determined based on the recommendation of the investment adviser of the Fund, that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all remaining outstanding shares on July 7, 2025. Our opinion is not modified with respect to this matter.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of the Athena Behavioral Tactical Fund since 2015.

Denver, Colorado
June 27, 2025

Athena Behavioral Tactical Fund
Additional Information (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

AthenaInvest Advisors, LLC – Adviser to Athena Behavioral Tactical Fund

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between AthenaInvest Advisors, LLC (“AthenaInvest” or the “Adviser”) and the Trust, with respect to the Athena Behavioral Tactical Fund ( the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that AthenaInvest was founded in 2005 and managed approximately $311 million in assets. The Trustees reviewed the backgrounds of the key investment personnel responsible for servicing the Fund, taking into consideration their education and financial industry experience, noting that there had been no changes in the investment team since the advisory contract had last been renewed. The Trustees noted that AthenaInvest applied a tactical management style, which used market behavior indicators to estimate expected returns across global equity markets and thereby identify the most attractive equity markets and determine asset allocations. The Trustees observed that the Adviser used options to increase or decrease exposure, and shifted all or a portion of the Fund’s assets to cash or cash-like assets to the extent equity returns were expected to be low or negative. The Trustees acknowledged that the Adviser was considered an industry leader in behavioral portfolio management that possessed a patented behavioral investment process based

Athena Behavioral Tactical Fund
Additional Information (Unaudited)(Continued)
April 30, 2025

on academic research and years of interacting with institutional money managers. The Trustees concluded that they expected the Adviser to continue providing quality service to the Fund for the benefit of its shareholders.

Performance. The Trustee’s noted that, although the Fund underperformed the benchmark over the prior one-year, three-year, five-year, and since inception periods, the Fund’s returns were equal to the peer group median and above the category median over the prior one-year period, and above the category and peer group median over the prior five-year period and on a since-inception basis. The Trustees further noted that the Fund’s returns were the highest in its peer group over the prior five-years and on a since inception basis. The Trustees acknowledged the Adviser’s representation that unusual market events, including the COVID-19 pandemic, 40-year high inflation and the resulting rise in interest rates, resulted in the Fund not being exposed to domestic large cap growth stocks and that such lack of exposure was a primary contributor to the Fund’s underperformance relative to each of the Fund’s benchmark, category, and peers over the prior three years. The Trustees agreed that the Fund had otherwise delivered strong returns to its shareholders over an extended timeframe.

Fees and Expenses. The Trustees noted that the Adviser charged the Fund an annual advisory fee of 1.00%, which was slightly above the median and average of the Fund’s category and equal to the median and average of the Fund’s peer group. The Trustees further noted that the Fund’s net expense ratio of 1.25% was marginally higher than the category average and below the peer group median and average. The Trustees acknowledged that there was an expense limitation agreement in place with respect to the Fund, and that the Adviser charged the same advisory fee for the Fund and its ETF separately managed accounts program. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered whether the economies of scale had been achieved in connection with the Adviser’s management of the Fund. The Trustees acknowledged that the Adviser did not currently anticipate breakpoints considering the Fund’s asset levels and the expense limitation agreement already in place but had indicated its willingness to introduce breakpoints to the extent the Fund’s expenses fell below the expense limitation. The Trustees agreed that the lack of breakpoints was acceptable at this time.

Profitability . The Trustees reviewed the profitability analysis provided by AthenaInvest and noted that the Adviser had realized a loss from its management of the Fund for the 12 months ended June 30, 2024. The Trustees agreed that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from AthenaInvest as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreement between the Trust and AthenaInvest on behalf of the Fund was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-653-0575, by visiting the Fund’s website at atvfund.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
AthenaInvest Advisors, LLC
5340 S. Quebec St., Suite 320-S
Greenwood Village, CO 80111

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	7/8/2025

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	7/8/2025